Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Costs
Advertising costs	$ 114	$ 89	$ 429	$ 329	$ 373